Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
October 2, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Short-Term Cash Fund
Amendment No. 260 File No. 811-21852
Dear Mr. Cowan:
The Registrant is filing Amendment No. 260 on Form N-1A to remove liquidity fee and redemption gate disclosure from the prospectus and Statement of Additional Information for Columbia Short-Term Cash Fund, effective October 2, 2023, per recent SEC rule changes.
Columbia Short-Term Cash Fund is available only to investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D’Alessandro Assistant Secretary Columbia Funds Series Trust II